Derivatives and hedging activities (Details 4) (CHF) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Credit protection sold/purchased
Credit protection sold	(698.7)	(815.0)
Credit protection purchased	663.9	766.4
Net credit protection (sold)/purchased	(34.8)	(48.6)
Other protection purchased	109.0	97.7
Fair value of credit protection sold	12.5	(0.2)
Total return swaps
Credit protection sold/purchased
Credit protection sold	(7.4)	(6.0)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(110.4)	(167.7)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(489.6)	(497.0)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(98.7)	(150.3)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(98.9)	(132.9)
Credit protection purchased	95.9	130.2
Net credit protection (sold)/purchased	(3.0)	(2.7)
Other protection purchased	10.0	10.7
Fair value of credit protection sold	(0.4)	(0.8)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(599.8)	(682.1)
Credit protection purchased	568.0	636.2
Net credit protection (sold)/purchased	(31.8)	(45.9)
Other protection purchased	99.0	87.0
Fair value of credit protection sold	12.9	0.6
Investment grade
Credit protection sold/purchased
Credit protection sold	(525.0)	(616.8)
Credit protection purchased	500.0	581.0
Net credit protection (sold)/purchased	(25.0)	(35.8)
Other protection purchased	85.0	76.6
Fair value of credit protection sold	8.5	1.8
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(173.7)	(198.2)
Credit protection purchased	163.9	185.4
Net credit protection (sold)/purchased	(9.8)	(12.8)
Other protection purchased	24.0	21.1
Fair value of credit protection sold	4.0	(2.0)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(414.6)	(530.0)
Credit protection purchased	392.8	503.2
Net credit protection (sold)/purchased	(21.8)	(26.8)
Other protection purchased	48.2	67.3
Fair value of credit protection sold	7.7	2.1
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(91.2)	(125.0)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(281.4)	(326.0)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(42.0)	(79.0)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(88.1)	(119.4)
Credit protection purchased	85.0	117.1
Net credit protection (sold)/purchased	(3.1)	(2.3)
Other protection purchased	8.9	10.3
Fair value of credit protection sold	(0.4)	(0.7)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(326.5)	(410.6)
Credit protection purchased	307.8	386.1
Net credit protection (sold)/purchased	(18.7)	(24.5)
Other protection purchased	39.3	57.0
Fair value of credit protection sold	8.1	2.8
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(305.9)	(394.6)
Credit protection purchased	287.9	373.9
Net credit protection (sold)/purchased	(18.0)	(20.7)
Other protection purchased	37.7	56.0
Fair value of credit protection sold	5.2	2.5
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(108.7)	(135.4)
Credit protection purchased	104.9	129.3
Net credit protection (sold)/purchased	(3.8)	(6.1)
Other protection purchased	10.5	11.3
Fair value of credit protection sold	2.5	(0.4)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(284.1)	(285.0)
Credit protection purchased	271.1	263.2
Net credit protection (sold)/purchased	(13.0)	(21.8)
Other protection purchased	60.8	30.4
Fair value of credit protection sold	4.8	(2.3)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(19.2)	(42.7)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(208.2)	(171.0)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(56.7)	(71.3)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(10.8)	(13.5)
Credit protection purchased	10.9	13.1
Net credit protection (sold)/purchased	0.1	(0.4)
Other protection purchased	1.1	0.4
Fair value of credit protection sold	0	(0.1)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(273.3)	(271.5)
Credit protection purchased	260.2	250.1
Net credit protection (sold)/purchased	(13.1)	(21.4)
Other protection purchased	59.7	30.0
Fair value of credit protection sold	4.8	(2.2)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(219.1)	(222.2)
Credit protection purchased	212.1	207.1
Net credit protection (sold)/purchased	(7.0)	(15.1)
Other protection purchased	47.3	20.6
Fair value of credit protection sold	3.3	(0.7)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(65.0)	(62.8)
Credit protection purchased	59.0	56.1
Net credit protection (sold)/purchased	(6.0)	(6.7)
Other protection purchased	13.5	9.8
Fair value of credit protection sold	1.5	(1.6)
Bank
Credit protection sold/purchased
Credit protection sold	(698.7)	(815.0)
Credit protection purchased	663.9	766.4
Net credit protection (sold)/purchased	(34.8)	(48.6)
Other protection purchased	109.0	97.7
Fair value of credit protection sold	12.5	(0.2)
Bank | Total return swaps
Credit protection sold/purchased
Credit protection sold	(7.4)	(6.0)
Bank | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(110.4)	(167.7)
Bank | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(489.6)	(497.0)
Bank | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(98.7)	(150.3)
Bank | Sovereigns
Credit protection sold/purchased
Credit protection sold	(98.9)	(132.9)
Credit protection purchased	95.9	130.2
Net credit protection (sold)/purchased	(3.0)	(2.7)
Other protection purchased	10.0	10.7
Fair value of credit protection sold	(0.4)	(0.8)
Bank | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(599.8)	(682.1)
Credit protection purchased	568.0	636.2
Net credit protection (sold)/purchased	(31.8)	(45.9)
Other protection purchased	99.0	87.0
Fair value of credit protection sold	12.9	0.6
Bank | Investment grade
Credit protection sold/purchased
Credit protection sold	(525.0)	(616.8)
Credit protection purchased	500.0	581.0
Net credit protection (sold)/purchased	(25.0)	(35.8)
Other protection purchased	85.0	76.6
Fair value of credit protection sold	8.5	1.8
Bank | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(173.7)	(198.2)
Credit protection purchased	163.9	185.4
Net credit protection (sold)/purchased	(9.8)	(12.8)
Other protection purchased	24.0	21.1
Fair value of credit protection sold	4.0	(2.0)
Bank | Single-name instruments
Credit protection sold/purchased
Credit protection sold	(414.6)	(530.0)
Credit protection purchased	392.8	503.2
Net credit protection (sold)/purchased	(21.8)	(26.8)
Other protection purchased	48.2	67.3
Fair value of credit protection sold	7.7	2.1
Bank | Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(91.2)	(125.0)
Bank | Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(281.4)	(326.0)
Bank | Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(42.0)	(79.0)
Bank | Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(88.1)	(119.4)
Credit protection purchased	85.0	117.1
Net credit protection (sold)/purchased	(3.1)	(2.3)
Other protection purchased	8.9	10.3
Fair value of credit protection sold	(0.4)	(0.7)
Bank | Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(326.5)	(410.6)
Credit protection purchased	307.8	386.1
Net credit protection (sold)/purchased	(18.7)	(24.5)
Other protection purchased	39.3	57.0
Fair value of credit protection sold	8.1	2.8
Bank | Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(305.9)	(394.6)
Credit protection purchased	287.9	373.9
Net credit protection (sold)/purchased	(18.0)	(20.7)
Other protection purchased	37.7	56.0
Fair value of credit protection sold	5.2	2.5
Bank | Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(108.7)	(135.4)
Credit protection purchased	104.9	129.3
Net credit protection (sold)/purchased	(3.8)	(6.1)
Other protection purchased	10.5	11.3
Fair value of credit protection sold	2.5	(0.4)
Bank | Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(284.1)	(285.0)
Credit protection purchased	271.1	263.2
Net credit protection (sold)/purchased	(13.0)	(21.8)
Other protection purchased	60.8	30.4
Fair value of credit protection sold	4.8	(2.3)
Bank | Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(19.2)	(42.7)
Bank | Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(208.2)	(171.0)
Bank | Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(56.7)	(71.3)
Bank | Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(10.8)	(13.5)
Credit protection purchased	10.9	13.1
Net credit protection (sold)/purchased	0.1	(0.4)
Other protection purchased	1.1	0.4
Fair value of credit protection sold	0	(0.1)
Bank | Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(273.3)	(271.5)
Credit protection purchased	260.2	250.1
Net credit protection (sold)/purchased	(13.1)	(21.4)
Other protection purchased	59.7	30.0
Fair value of credit protection sold	4.8	(2.2)
Bank | Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(219.1)	(222.2)
Credit protection purchased	212.1	207.1
Net credit protection (sold)/purchased	(7.0)	(15.1)
Other protection purchased	47.3	20.6
Fair value of credit protection sold	3.3	(0.7)
Bank | Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(65.0)	(62.8)
Credit protection purchased	59.0	56.1
Net credit protection (sold)/purchased	(6.0)	(6.7)
Other protection purchased	13.5	9.8
Fair value of credit protection sold	1.5	(1.6)